Federal Income Tax	12 Months Ended
Dec. 31, 2011
Federal Income Tax

Note 9 - Federal Income Tax

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed. The Company and the Bank file a consolidated Federal income tax return.

The analysis of the consolidated provision for federal income tax is as follows:

	Year Ended December 31
	2011	2010

Continuing operations:
Current provision	$3	$201
Deferred benefit	(3)	(201)

Total	$-	$-

A reconciliation of the federal income tax expense and the amount computed by applying the statutory federal income tax rate (34 percent) to income before federal income tax is as follows:

	Year Ended December 31
	2011	2010

Tax at statutory rate	$252	$81
Increase (decrease) from:
Change in valuation allowance	(177)	(167)
Tax-exempt interest	(55)	(60)
Other	(20)	146

Total income tax expense	$-	$-

The net deferred tax asset was comprised of the following temporary differences:

	December 31
	2011	2010
Deferred tax assets:
Allowance for loan losses	$-	$327
Valuation allowance for real estate held for sale	185	538
Non-accrual loan interest	20	87
Directors' benefit plan	279	347
Net operating loss carryforward	3,320	2,572
Investment in subsidiary	784	784
Net deferred loan origination fees	93	83
Other	154	174

Total deferred tax assets	4,835	4,912

Less: valuation allowance	3,028	3,205

Deferred tax liabilities:
Allowance for loan losses	143	-
Mortgage servicing rights	338	327
Partnership losses	118	121
Unrealized gain on available-for-sale securities	344	75
Depreciation	287	308
Other	190	217

Total deferred tax liabilities	1,420	1,048

Net deferred tax asset	$387	$659

The Company has net operating loss carryforwards of approximately $9.8 million generated from December 31, 2007 through December 31, 2011 that are available to reduce total taxable income through the years ending December 31, 2031.

For tax years beginning prior to January 1, 1996, a qualified thrift institution was allowed a bad debt deduction for tax purposes based on a percentage of taxable income or on actual experience. The Bank used the percentage of taxable income method through December 31, 1995.

A deferred tax liability has not been recognized for the tax bad debt base year reserves of the Bank. The base year reserves are the balance of reserves as of December 31, 1987. At December 31, 2011 and 2010, the amount of those reserves was approximately $60,000. The amount of the unrecognized deferred tax liability at December 31, 2011 and 2010 was approximately $20,000.